SUPPLEMENT DATED OCTOBER 31, 2002
                                     TO THE
                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                         AND THE ONEAMERICA FUNDS, INC.
                         PROSPECTUSES DATED MAY 1, 2002

On August 27, 2002, American United Life Insurance Company(R) ("AUL"), AUL American Individual Unit Trust ("Account") and OneAmerica Funds, Inc. ("OneAmerica") received an order ("Order") from the Securities and Exchange Commission permitting:

     1. The substitution by the Account of securities issued by the portfolio listed in the table below under the caption "Substituted Portfolio" for securities issued by the corresponding portfolio listed in the table below under the caption "Removed Portfolio;" and


---------------------------------------|----------------------------------------
 Removed Portfolio                     |   Substituted Portfolio
---------------------------------------|----------------------------------------
OneAmerica Tactical Asset Allocation   |   OneAmerica Asset Director Portfolio,
Portfolio, a series of OneAmerica      |   a series of OneAmerica
---------------------------------------|----------------------------------------

     2. The substitution to be carried out by redeeming securities issued by the OneAmerica Tactical Asset Allocation Portfolio in-kind and using the portfolio securities received from the OneAmerica Tactical Asset Allocation Portfolio to purchase shares issued by the OneAmerica Asset Director Portfolio.

As a result of the Order, effective at the close of business on or about October 31, 2002:

- the Substituted Portfolio will replace the Removed Portfolio as an investment option under the Contract as described in the May 1, 2002 prospectus (as supplemented), the Removed Portfolio Investment Account will be closed, and units in the Removed Portfolio Investment Account will be converted into units of the Substituted Portfolio Investment Account; and

-    references in the May 1, 2002 prospectus (as supplemented) to:

        - the Removed Portfolio and related Investment Account are hereby deleted; and

        - 19 portfolios and/or Investment Accounts are amended to refer to 18.

     You may transfer assets from the Removed Portfolio (or from the Substituted Portfolio after October 31, 2002) to another investment option available under your Contract without the imposition of any fee, charge or restriction that might otherwise be imposed through November 30, 2002.

     This  supplement   should  be  retained  with  the  Prospectus  for  future
reference.